10. COMMON STOCK (Details 2) (USD $)	3 Months Ended		213 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2013
Stock based compensation	$ 1,010,380	$ 1,149,434	$ 23,764,140
Exploration
Stock based compensation	148,125	257,910	4,222,978
General and Administrative
Stock based compensation	$ 862,255	$ 891,524	$ 19,541,162